Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Acorn Fund - Class A | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn Fund - Class A | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class A | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class A | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class A | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Class A | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Class A | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn Fund - Class A | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class A | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class A | Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Acorn Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Acorn Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Acorn Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn Fund - Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Acorn Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn Fund - Class A | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn Fund - Class C | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn Fund - Class C | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class C | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class C | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class C | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Class C | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Class C | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn Fund - Class C | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class C | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class C | Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Acorn Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Acorn Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Acorn Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn Fund - Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Acorn Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn Fund - Class C | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn Fund - Institutional Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn Fund - Institutional Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional Class | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Institutional Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Institutional Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn Fund - Institutional Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional Class | Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Acorn Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Acorn Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Acorn Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn Fund - Institutional Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Acorn Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn Fund - Institutional Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn Fund - Institutional 2 Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn Fund - Institutional 2 Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional 2 Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional 2 Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional 2 Class | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Institutional 2 Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Institutional 2 Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn Fund - Institutional 2 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional 2 Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional 2 Class | Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Acorn Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Acorn Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Acorn Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn Fund - Institutional 2 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Acorn Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn Fund - Institutional 2 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn Fund - Institutional 3 Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn Fund - Institutional 3 Class | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional 3 Class | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional 3 Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Institutional 3 Class | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Institutional 3 Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Institutional 3 Class | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn Fund - Institutional 3 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional 3 Class | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional 3 Class | Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Acorn Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Acorn Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Acorn Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn Fund - Institutional 3 Class | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Acorn Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn Fund - Institutional 3 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn Fund - Class S | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn Fund - Class S | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class S | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class S | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn Fund - Class S | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Class S | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn Fund - Class S | Glaukos Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn Fund - Class S | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class S | BJ's Wholesale Club Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class S | Blue Owl Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Acorn Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Columbia Acorn Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Columbia Acorn Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Columbia Acorn Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Acorn Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn Fund - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Acorn Fund - Class S | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Acorn Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn Fund - Class S | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn International - Class A | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class A | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class A | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Class A | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Class A | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International - Class A | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International - Class A | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Class A | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Class A | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Class A | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Acorn International - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Acorn International - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Acorn International - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Acorn International - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acorn International - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Acorn International - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Acorn International - Class A | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Acorn International - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Acorn International - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Acorn International - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Acorn International - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International - Institutional Class | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional Class | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional Class | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Institutional Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Institutional Class | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International - Institutional Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International - Institutional Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Institutional Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Institutional Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Institutional Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Acorn International - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Acorn International - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Acorn International - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Acorn International - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acorn International - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Acorn International - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Acorn International - Institutional Class | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Acorn International - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Acorn International - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Acorn International - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Acorn International - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International - Institutional 2 Class | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 2 Class | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 2 Class | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Institutional 2 Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Institutional 2 Class | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International - Institutional 2 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International - Institutional 2 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Institutional 2 Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Institutional 2 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Institutional 2 Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Acorn International - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Acorn International - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Acorn International - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Acorn International - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acorn International - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Acorn International - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Acorn International - Institutional 2 Class | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 2 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Acorn International - Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Acorn International - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Acorn International - Institutional 2 Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Acorn International - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International - Institutional 3 Class | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 3 Class | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 3 Class | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Institutional 3 Class | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Institutional 3 Class | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International - Institutional 3 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International - Institutional 3 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Institutional 3 Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Institutional 3 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Institutional 3 Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Acorn International - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Acorn International - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Acorn International - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Acorn International - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acorn International - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Acorn International - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International - Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Acorn International - Institutional 3 Class | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 3 Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Acorn International - Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Acorn International - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Acorn International - Institutional 3 Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Acorn International - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International - Class S | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class S | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class S | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Class S | IMCD NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International - Class S | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International - Class S | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International - Class S | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Class S | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International - Class S | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Class S | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Columbia Acorn International - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Columbia Acorn International - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Columbia Acorn International - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Acorn International - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acorn International - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Acorn International - Class S | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International - Class S | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Acorn International - Class S | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class S | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Columbia Acorn International - Class S | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Acorn International - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Columbia Acorn International - Class S | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Acorn International - Class S | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Acorn International - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn International - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International Select - Class A | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International Select - Class A | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Class A | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International Select - Class A | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class A | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class A | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class A | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International Select - Class A | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Class A | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Class A | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International Select - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Acorn International Select - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn International Select - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International Select - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Acorn International Select - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Acorn International Select - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Acorn International Select - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Acorn International Select - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International Select - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Acorn International Select - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Acorn International Select - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International Select - Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Acorn International Select - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Acorn International Select - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International Select - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Acorn International Select - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International Select - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International Select - Institutional Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Institutional Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International Select - Institutional Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International Select - Institutional Class | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Institutional Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International Select - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Acorn International Select - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn International Select - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International Select - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Acorn International Select - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Acorn International Select - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Acorn International Select - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Acorn International Select - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International Select - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Acorn International Select - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Acorn International Select - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International Select - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Acorn International Select - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Acorn International Select - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International Select - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Acorn International Select - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International Select Institutional 2 Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International Select Institutional 2 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select Institutional 2 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International Select Institutional 2 Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select Institutional 2 Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select Institutional 2 Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select Institutional 2 Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International Select Institutional 2 Class | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select Institutional 2 Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select Institutional 2 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International Select Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Acorn International Select Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn International Select Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International Select Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Acorn International Select Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Acorn International Select Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Acorn International Select Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Acorn International Select Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International Select Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Acorn International Select Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Acorn International Select Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International Select Institutional 2 Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Acorn International Select Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Acorn International Select Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International Select Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Acorn International Select Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select Institutional 2 Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International Select - Institutional 3 Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International Select - Institutional 3 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Institutional 3 Class | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International Select - Institutional 3 Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional 3 Class | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional 3 Class | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional 3 Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International Select - Institutional 3 Class | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Institutional 3 Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Institutional 3 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International Select - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Acorn International Select - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn International Select - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International Select - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Acorn International Select - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Acorn International Select - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Acorn International Select - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Acorn International Select - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International Select - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Acorn International Select - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Acorn International Select - Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International Select - Institutional 3 Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Acorn International Select - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Acorn International Select - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International Select - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Acorn International Select - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Institutional 3 Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International Select - Class S | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International Select - Class S | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Class S | Recruit Holdings Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn International Select - Class S | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class S | Deutsche Telekom AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class S | Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class S | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International Select - Class S | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Class S | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Class S | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International Select - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Acorn International Select - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Columbia Acorn International Select - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International Select - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Columbia Acorn International Select - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Acorn International Select - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Columbia Acorn International Select - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Acorn International Select - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International Select - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Acorn International Select - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Columbia Acorn International Select - Class S | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International Select - Class S | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International Select - Class S | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International Select - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Acorn International Select - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Acorn International Select - Class S | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acorn International Select - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Columbia Acorn International Select - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn International Select - Class S | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International Select - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Thermostat FundSM Class A | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Thermostat FundSM Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Thermostat FundSM Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Thermostat FundSM Class A | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Class A | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Class A | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Thermostat FundSM Class A | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Thermostat FundSM Class A | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Thermostat FundSM Class A | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Columbia Thermostat FundSM Class A | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Thermostat FundSM Class A | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM Class C | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Thermostat FundSM Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Thermostat FundSM Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Thermostat FundSM Class C | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Class C | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Class C | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Thermostat FundSM Class C | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Thermostat FundSM Class C | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Thermostat FundSM Class C | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Columbia Thermostat FundSM Class C | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Thermostat FundSM Class C | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM Institutional Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Thermostat FundSM Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Thermostat FundSM Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Thermostat FundSM Institutional Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Institutional Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Institutional Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Thermostat FundSM Institutional Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Thermostat FundSM Institutional Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Thermostat FundSM Institutional Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Columbia Thermostat FundSM Institutional Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Thermostat FundSM Institutional Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Thermostat FundSM Institutional 2 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Thermostat FundSM Institutional 2 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Thermostat FundSM Institutional 2 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Thermostat FundSM Institutional 2 Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Columbia Thermostat FundSM Institutional 2 Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Thermostat FundSM Institutional 2 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Thermostat FundSM Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Thermostat FundSM Institutional 3 Class | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Thermostat FundSM Institutional 3 Class | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Thermostat FundSM Institutional 3 Class | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Columbia Thermostat FundSM Institutional 3 Class | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Thermostat FundSM Institutional 3 Class | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM Class S | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Columbia Thermostat FundSM Class S | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class S | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Columbia Thermostat FundSM Class S | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Columbia Thermostat FundSM Class S | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Columbia Thermostat FundSM Class S | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Class S | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Class S | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Columbia Thermostat FundSM Class S | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Thermostat FundSM Class S | Columbia Large Cap Growth Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Thermostat FundSM Class S | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Thermostat FundSM Class S | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.60%
Columbia Thermostat FundSM Class S | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Columbia Thermostat FundSM Class S | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Thermostat FundSM Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Acron European Fund - Class A | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Class A | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acron European Fund - Class A | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acron European Fund - Class A | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acron European Fund - Class A | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acron European Fund - Class A | Amplifon SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acron European Fund - Class A | AddTech AB, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acron European Fund - Class A | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acron European Fund - Class A | InterParfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acron European Fund - Class A | Carel Industries SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acron European Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Acron European Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Acron European Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Acron European Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acron European Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Acron European Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acron European Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acron European Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acron European Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acron European Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Acron European Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Acron European Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Acron European Fund - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Acron European Fund - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acron European Fund - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acron European Fund - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acron European Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Class A | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Acron European Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Acron European Fund - Institutional Class | Intermediate Capital Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Institutional Class | Kardex Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acron European Fund - Institutional Class | Munters Group AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acron European Fund - Institutional Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acron European Fund - Institutional Class | Diploma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acron European Fund - Institutional Class | Amplifon SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Acron European Fund - Institutional Class | AddTech AB, B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acron European Fund - Institutional Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acron European Fund - Institutional Class | InterParfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acron European Fund - Institutional Class | Carel Industries SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acron European Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Columbia Acron European Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Columbia Acron European Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Columbia Acron European Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Acron European Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Acron European Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Acron European Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acron European Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Acron European Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acron European Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Acron European Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	34.60%
Columbia Acron European Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Acron European Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Acron European Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acron European Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acron European Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Acron European Fund - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acron European Fund - Institutional Class | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Acron European Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%